Stock-Based Compensation Plan - Number of options outstanding and weighted average exercise price related to shares set aside for the 2017 Stock Option Plan 3 (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 41,963	$ 34
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	1,753
Total unrecognized compensation cost	$ 5,096
2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable intrinsic value	$ 6.21
Outstanding intrinsic value			$ 6.21
Weighted average grant date fair value of options granted			6.21
2020 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding intrinsic value	7.77
Weighted average grant date fair value of options granted	$ 7.77
Unrecognized compensation cost	$ 10,419
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees	16
Exercisable intrinsic value	$ 6.55
Outstanding intrinsic value			6.55
Weighted average grant date fair value of options granted			6.55
Stock option | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants during the period	640,421
Forfeitures during the period	0
Exercise price	$ 10.70		$ 0.00
Stock option | 2011 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants during the period	0	0	0	0	0
Forfeitures during the period	0
Exercised	56,059		0	0	0
Exercise price	$ 0.58	$ 0.59	$ 0.59	$ 0.59
Vesting	1,515,146	1,482,528
Stock based compensation expense			$ 45	$ 113	$ 151
Exercisable intrinsic value	$ 0.58
Outstanding intrinsic value			0
Exercisable intrinsic value			0
Unrecognized compensation cost			$ 33
Unrecognized compensation cost, recognition period				4 months 10 days
Stock option | 2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants during the period			1,116,101	1,569,676	2,665,921
Forfeitures during the period				1,323,787	66,253
Exercise price	$ 0.92		$ 0.92	$ 0.92	$ 0.92
Expiration period	10 years		10 years
Vesting	3,538,672
Number of employees	8
Remaining options vesting period	4 years
Cash consideration	$ 186
Stock based compensation expense	38,800		$ 0	$ 0
Outstanding intrinsic value			$ 0.61
Weighted average grant date fair value of options granted			$ 0.61
Unrecognized compensation cost	$ 4,500		$ 236
Unrecognized compensation cost, recognition period	4 years
Stock option | 2020 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants during the period	1,409,401
Forfeitures during the period	0
Exercise price	$ 11.35		$ 0.00